UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)
601 CONGRESS STREET, BOSTON, MA 02210
(Address of principal executive offices)	(Zip code)
SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210
(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

John Hancock

Retirement Income 2040 Fund

Quarterly portfolio holdings 3/31/18

Fund’s investments
As of 3-31-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 44.8%				$10,686,361
(Cost $10,878,155)
U.S. Government 44.8%				10,686,361
U.S. Treasury
Bond	3.500	02-15-39	310,000	340,021
Bond	3.875	08-15-40	140,000	161,882
Bond	4.250	05-15-39	225,000	273,334
Bond	4.250	11-15-40	335,000	408,268
Bond	4.375	02-15-38	465,000	571,264
Bond	4.375	11-15-39	205,000	253,412
Bond	4.500	02-15-36	725,000	894,644
Bond	4.500	05-15-38	190,000	237,418
Bond	4.625	02-15-40	510,000	651,481
Bond	4.750	02-15-37	330,000	421,794
Bond	5.000	05-15-37	420,000	552,797
Bond	5.250	02-15-29	410,000	505,059
Bond	5.375	02-15-31	610,000	780,380
Bond	5.500	08-15-28	500,000	623,206
Bond	6.000	02-15-26	40,000	49,332
Bond	6.125	08-15-29	175,000	232,061
Bond	6.250	05-15-30	575,000	779,623
Bond	6.500	11-15-26	115,000	148,393
Bond	6.625	02-15-27	350,000	457,994
Bond	6.750	08-15-26	70,000	91,197
Bond	7.625	11-15-22	5,000	6,111
Bond	8.125	08-15-21	345,000	408,290
Note	1.375	12-31-18	260,000	258,649
Note	1.500	11-30-19	460,000	454,307
Note	1.750	12-31-20	440,000	432,623
Note	2.000	02-15-25	130,000	124,317
Note	2.250	12-31-23	370,000	362,435
Note	2.500	05-15-24	10,000	9,911

Note	2.750	02-15-24	195,000	196,158
Corporate bonds 30.0%				$7,145,098
(Cost $7,357,643)
Consumer discretionary 3.3%				774,410
Automobiles 0.6%
Ford Motor Company	7.450	07-16-31	60,000	72,578
General Motors Company	6.600	04-01-36	55,000	62,963
Hotels, restaurants and leisure 0.3%
McDonald's Corp.	6.300	03-01-38	60,000	76,628
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	4.800	12-05-34	50,000	55,319
eBay, Inc.	3.450	08-01-24	70,000	69,020
Media 1.7%
Comcast Corp.	3.999	11-01-49	17,000	15,912
Comcast Corp.	4.049	11-01-52	43,000	40,475
Comcast Corp.	4.250	01-15-33	75,000	77,633
Comcast Corp.	6.500	11-15-35	55,000	70,138
Comcast Corp.	7.050	03-15-33	75,000	99,191
Time Warner, Inc.	3.875	01-15-26	85,000	83,219
2	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.2%
The Home Depot, Inc.	5.875	12-16-36	40,000	$51,334
Consumer staples 2.6%				625,640
Beverages 0.6%
Anheuser-Busch InBev Finance, Inc.	4.700	02-01-36	85,000	89,816
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	52,250
Food and staples retailing 1.1%
CVS Health Corp.	4.750	12-01-22	100,000	104,710
CVS Health Corp.	4.780	03-25-38	100,000	101,185
CVS Health Corp.	4.875	07-20-35	65,000	67,361
Food products 0.3%
Kraft Heinz Foods Company	6.875	01-26-39	55,000	67,809
Household products 0.2%
The Procter & Gamble Company	5.500	02-01-34	40,000	49,460
Personal products 0.4%
Johnson & Johnson	4.375	12-05-33	85,000	93,049
Energy 4.5%				1,059,822
Energy equipment and services 0.3%
Halliburton Company	4.850	11-15-35	60,000	64,529
Oil, gas and consumable fuels 4.2%
Anadarko Petroleum Corp.	6.200	03-15-40	45,000	52,976
Anadarko Petroleum Corp.	6.450	09-15-36	45,000	53,868
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	54,263
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	65,702
ConocoPhillips	5.900	10-15-32	80,000	95,428
Energy Transfer LP	6.050	06-01-41	50,000	50,647
Energy Transfer LP	7.500	07-01-38	45,000	54,308
Exxon Mobil Corp.	3.043	03-01-26	55,000	53,896
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	80,378
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	51,343
Marathon Oil Corp.	2.800	11-01-22	60,000	57,819
Shell International Finance BV	4.125	05-11-35	60,000	62,082
Sunoco Logistics Partners Operations LP	3.900	07-15-26	60,000	56,961
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	89,991
Valero Energy Corp.	6.625	06-15-37	45,000	56,744
Valero Energy Corp.	7.500	04-15-32	45,000	58,887
Financials 5.6%				1,341,353
Banks 2.5%
Citigroup, Inc.	6.000	10-31-33	85,000	99,811
Citigroup, Inc.	6.625	06-15-32	80,000	97,399
Fifth Third Bancorp	8.250	03-01-38	55,000	78,832
HSBC Holdings PLC	7.625	05-17-32	75,000	97,426
JPMorgan Chase & Co.	6.400	05-15-38	60,000	78,044
US Bancorp	2.950	07-15-22	70,000	68,984
Wells Fargo & Company	3.500	03-08-22	80,000	80,191
Capital markets 1.2%
Morgan Stanley	3.125	07-27-26	100,000	94,574
Morgan Stanley	7.250	04-01-32	70,000	92,708
The Goldman Sachs Group, Inc.	6.125	02-15-33	80,000	95,835
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services 0.3%
AerCap Ireland Capital DAC	3.950	02-01-22	65,000	$65,256
Insurance 1.6%
American International Group, Inc.	3.875	01-15-35	95,000	88,485
MetLife, Inc.	6.500	12-15-32	50,000	63,526
Prudential Financial, Inc. (A)	3.905	12-07-47	63,000	59,056
The Progressive Corp.	2.450	01-15-27	110,000	100,834
The Travelers Companies, Inc.	6.750	06-20-36	60,000	80,392
Health care 2.3%				549,395
Biotechnology 0.6%
AbbVie, Inc.	4.500	05-14-35	85,000	86,944
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	51,773
Health care equipment and supplies 0.5%
Covidien International Finance SA	6.550	10-15-37	60,000	78,759
Medtronic, Inc.	6.500	03-15-39	40,000	52,846
Health care providers and services 0.3%
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	65,533
Pharmaceuticals 0.9%
Allergan Funding SCS	4.550	03-15-35	90,000	87,995
Pfizer, Inc.	3.400	05-15-24	55,000	55,436
Wyeth LLC	5.950	04-01-37	55,000	70,109
Industrials 2.9%				691,981
Aerospace and defense 0.3%
Lockheed Martin Corp.	4.500	05-15-36	60,000	63,569
Air freight and logistics 0.2%
FedEx Corp.	4.900	01-15-34	50,000	53,883
Industrial conglomerates 1.5%
General Electric Company	5.875	01-14-38	75,000	87,168
General Electric Company	6.750	03-15-32	70,000	86,905
General Electric Company	6.875	01-10-39	50,000	64,675
Georgia-Pacific LLC	8.875	05-15-31	50,000	75,547
Honeywell International, Inc.	3.812	11-21-47	40,000	39,334
Road and rail 0.2%
CSX Corp.	6.000	10-01-36	45,000	54,771
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC	5.000	10-01-21	70,000	72,851
International Lease Finance Corp.	8.625	01-15-22	80,000	93,278
Information technology 1.6%				390,302
Software 1.2%
Microsoft Corp.	3.500	02-12-35	65,000	64,336
Microsoft Corp.	4.100	02-06-37	60,000	63,347
Microsoft Corp.	4.200	11-03-35	55,000	58,862
Oracle Corp.	3.900	05-15-35	50,000	49,925
Oracle Corp.	6.125	07-08-39	40,000	51,581
Technology hardware, storage and peripherals 0.4%
Dell International LLC (A)	6.020	06-15-26	95,000	102,251
Materials 1.5%				360,216
Chemicals 0.8%
LyondellBasell Industries NV	5.750	04-15-24	95,000	104,387
4	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Praxair, Inc.	3.200	01-30-26	95,000	$93,846
Containers and packaging 0.3%
International Paper Company	7.300	11-15-39	50,000	65,408
Metals and mining 0.4%
Rio Tinto Finance USA, Ltd.	3.750	06-15-25	95,000	96,575
Telecommunication services 2.7%				648,093
Diversified telecommunication services 2.5%
AT&T, Inc.	4.500	05-15-35	90,000	88,055
AT&T, Inc. (A)	5.150	11-15-46	110,000	112,236
AT&T, Inc.	5.350	09-01-40	50,000	52,405
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	75,333
Verizon Communications, Inc.	4.150	03-15-24	100,000	102,595
Verizon Communications, Inc.	4.400	11-01-34	80,000	78,906
Verizon Communications, Inc.	5.250	03-16-37	75,000	80,747
Wireless telecommunication services 0.2%
Vodafone Group PLC	6.150	02-27-37	50,000	57,816
Utilities 3.0%				703,886
Electric utilities 2.6%
Duke Energy Carolinas LLC	6.050	04-15-38	60,000	76,786
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	95,460
Florida Power & Light Company	5.950	02-01-38	60,000	77,760
MidAmerican Energy Company	5.750	11-01-35	70,000	86,363
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	53,687
Pacific Gas & Electric Company	6.050	03-01-34	80,000	95,243
Pacific Gas & Electric Company	6.250	03-01-39	45,000	54,795
PacifiCorp	5.250	06-15-35	55,000	64,570
Multi-utilities 0.4%
DTE Energy Company	6.375	04-15-33	80,000	99,222

	Shares	Value
Affiliated investment companies (B) 23.9%		$5,700,400
(Cost $5,951,273)
Equity 23.9%		5,700,400
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (C)(D)	444,996	5,700,400

	Yield (%)	Shares	Value
Short-term investments 0.2%			$45,998
(Cost $45,998)
Money market funds 0.2%			45,998
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5812(E)	45,998	45,998

Total investments (Cost $24,233,069) 98.9%	$23,577,857
Other assets and liabilities, net 1.1%	260,226
Total net assets 100.0%	$23,838,083

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	5

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The underlying funds' subadvisor is shown parenthetically.
(C)	The subadvisor is an affiliate of the advisor.
(D)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(E)	The rate shown is the annualized seven-day yield as of 3-31-18.
6	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in underlying affiliated funds and other open-end management investment companies are valued at their respective NAVs each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2018, all investments are categorized as Level 2 under the hierarchy described above, except for affiliated investment companies and money market funds, which are categorized as Level 1.

Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds' net assets.

Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	459,190	45,091	(59,285)	444,996	—	—	($30,173)	$4,436	$5,700,400

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	621Q1	03/18
This report is for the information of the shareholders of John Hancock Retirement Income 2040 Fund.		5/18

John Hancock

Multimanager Lifestyle Portfolios

Quarterly portfolio holdings 3/31/18

Portfolios' investments
INVESTMENT COMPANIES
Underlying Funds' Investment Managers
Allianz Global Investors U.S. LLC	(Allianz)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Boston Partners Global Investors, Inc.	(Boston Partners)
Brandywine Asset Management, Inc.	(Brandywine)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
GW&K Investment Management, LLC	(GW&K)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Redwood Investments, LLC	(Redwood)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 3-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 88.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	3,704,828	$142,006,073
Capital Appreciation, Class NAV, JHF II (Jennison)	8,257,886	137,989,283
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	15,217,727	174,547,331
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,893,180	169,624,448
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,333,490	32,528,850
Emerging Markets, Class NAV, JHF II (DFA)	13,813,019	169,485,747
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	13,690,286	169,485,747
Equity Income, Class NAV, JHF II (T. Rowe Price)	10,979,410	218,270,667
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	2,679,278	33,437,385
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	3,689,028	185,299,881
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	6,254,793	71,054,444
Global Shareholder Yield, Class NAV, JHF III (Epoch)	4,018,024	44,881,330
Greater China Opportunities, Class NAV, JHIT III (JHAM) (B)(C)	385,345	10,404,311
International Growth, Class NAV, JHF III (Wellington)	4,820,449	137,720,231
International Growth Stock, Class NAV, JHF II (Invesco)	8,260,738	115,898,157
International Small Cap, Class NAV, JHF II (Franklin Templeton)	3,631,341	83,593,463
International Small Company, Class NAV, JHF II (DFA)	6,475,094	83,593,463
International Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	29,136,181	337,688,334
International Value, Class NAV, JHF II (Templeton)	8,593,244	143,077,509
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	9,075,581	77,323,954
Mid Cap Stock, Class NAV, JHF II (Wellington)	8,022,902	181,397,815
Mid Value, Class NAV, JHF II (T. Rowe Price)	13,499,239	218,282,699
New Opportunities, Class NAV, JHF II (Brandywine/DFA/GW&K)	1,314,544	37,056,982
Small Cap Core, Class NAV, JHIT (JHAM) (B)(C)	3,009,562	36,867,134
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	2,266,733	37,718,433
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	3,688,043	37,876,198
Small Cap Value, Class NAV, JHF II (Wellington)	2,566,037	51,885,269
Small Company Value, Class NAV, JHF II (T. Rowe Price)	1,253,623	34,750,436
Strategic Growth, Class NAV, JHF III (JHAM) (B)(C)	7,910,616	142,944,824
U.S. Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	22,848,408	269,839,700
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
Value Equity, Class NAV, JHIT (Barrow Hanley)	8,111,985	$96,694,864
Alternative and specialty - 11.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	3,902,506	37,151,856
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	11,542,167	115,421,674
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	3,667,700	72,803,842
Global Focused Strategies, Class NAV, JHIT (Standard Life)	4,864,286	46,210,713
Global Real Estate, Class NAV, JHF II (Deutsche)	331,350	3,177,643
Health Sciences, Class NAV, JHF II (T. Rowe Price)	12,702,912	55,384,696
Real Estate Equity, Class NAV, JHF II (T. Rowe Price)	337,847	3,192,651
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	7,672,286	41,200,175
Seaport, Class NAV, JHIT (Wellington)	1,482,676	17,065,606
Technical Opportunities, Class NAV, JHF II (Wellington)	7,285,096	93,977,735

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,181,482,085)		$4,168,811,553
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.5812% (H)	1,011	1,011
TOTAL SHORT-TERM INVESTMENTS (Cost $1,011)		$1,011

Total Investments (Multimanager Lifestyle Aggressive Portfolio) (Cost $3,181,483,096) - 100.0%	$4,168,812,564
Other assets and liabilities, net - 0.0%	(163,378)
TOTAL NET ASSETS - 100.0%	$4,168,649,186
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 3-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 71.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	8,839,891	$338,833,030
Capital Appreciation, Class NAV, JHF II (Jennison)	19,719,979	329,520,845
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	46,818,262	537,005,470
Disciplined Value, Class NAV, JHF III (Boston Partners)	19,134,404	411,198,340
Disciplined Value International, Class NAV, JHIT (Boston Partners)	5,455,100	76,044,091
Emerging Markets, Class NAV, JHF II (DFA)	27,178,875	333,484,794
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	26,912,674	$333,178,906
Equity Income, Class NAV, JHF II (T. Rowe Price)	26,592,672	528,662,316
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	9,483,767	118,357,414
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	8,057,632	404,734,870
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	18,952,659	215,302,203
Global Shareholder Yield, Class NAV, JHF III (Epoch)	14,474,151	161,676,265
International Growth, Class NAV, JHF III (Wellington)	11,032,845	315,208,394
International Growth Stock, Class NAV, JHF II (Invesco)	22,041,746	309,245,703
International Small Cap, Class NAV, JHF II (Franklin Templeton)	8,352,378	192,271,734
International Small Company, Class NAV, JHF II (DFA)	14,893,240	192,271,734
International Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	73,791,506	855,243,551
International Value, Class NAV, JHF II (Templeton)	19,623,718	326,734,911
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	25,506,569	217,315,972
Mid Cap Stock, Class NAV, JHF II (Wellington)	18,818,777	425,492,559
Mid Value, Class NAV, JHF II (T. Rowe Price)	31,734,985	513,154,705
New Opportunities, Class NAV, JHF II (Brandywine/DFA/GW&K)	2,949,858	83,156,506
Small Cap Core, Class NAV, JHIT (JHAM) (B)(C)	6,805,161	83,363,223
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	4,366,023	72,650,626
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	7,103,969	72,957,757
Small Cap Value, Class NAV, JHF II (Wellington)	5,066,466	102,443,933
Small Company Value, Class NAV, JHF II (T. Rowe Price)	2,479,574	68,733,794
Strategic Growth, Class NAV, JHF III (JHAM) (B)(C)	18,854,639	340,703,323
U.S. Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	61,091,680	721,492,746
Value Equity, Class NAV, JHIT (Barrow Hanley)	19,469,944	232,081,729
Fixed income - 17.4%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	7,561,045	73,039,693
Bond, Class NAV, JHSB (JHAM) (B)(C)	21,040,790	327,394,692
Core Bond, Class NAV, JHF II (Wells Capital)	8,909,535	112,972,902
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	18,622,224	177,469,794
Floating Rate Income, Class NAV, JHF II (WAMCO)	18,849,857	159,469,787
Global Bond, Class NAV, JHF II (PIMCO)	2,795,833	36,513,583
Global Income, Class NAV, JHF II (Stone Harbor)	4,484,156	41,837,176
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares	Value
Fixed income - (continued)
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	5,832,075	$52,546,992
High Yield, Class NAV, JHBT (JHAM) (B)(C)	16,448,267	56,417,557
High Yield, Class NAV, JHF II (WAMCO)	3,607,770	28,609,614
Real Return Bond, Class NAV, JHF II (PIMCO)	19,548,031	214,246,425
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	12,614,367	121,728,646
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	3,403,597	31,653,456
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	14,577,749	155,398,804
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	26,118,850	279,732,879
Total Return, Class NAV, JHF II (PIMCO)	18,835,300	250,509,487
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	3,726,147	41,248,449
Alternative and specialty - 11.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	21,381,212	203,549,135
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	29,540,374	295,403,741
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	9,417,771	186,942,761
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	19,628,653	203,352,849
Global Real Estate, Class NAV, JHF II (Deutsche)	978,021	9,379,220
Health Sciences, Class NAV, JHF II (T. Rowe Price)	25,609,641	111,658,033
Real Estate Equity, Class NAV, JHF II (T. Rowe Price)	942,805	8,909,512
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	17,124,950	91,960,980
Seaport, Class NAV, JHIT (Wellington)	2,565,190	29,525,342
Technical Opportunities, Class NAV, JHF II (Wellington)	17,529,281	226,127,731

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $10,030,524,128)		$12,440,120,684
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.5812% (H)	1,011	1,011
TOTAL SHORT-TERM INVESTMENTS (Cost $1,011)		$1,011

Total Investments (Multimanager Lifestyle Growth Portfolio) (Cost $10,030,525,139) - 100.0%	$12,440,121,695
Other assets and liabilities, net - 0.0%	(1,489,337)
TOTAL NET ASSETS - 100.0%	$12,438,632,358
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 3-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 53.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	6,289,067	$241,059,945
Capital Appreciation, Class NAV, JHF II (Jennison)	14,043,045	234,659,274
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	47,298,334	542,511,893
Disciplined Value, Class NAV, JHF III (Boston Partners)	13,475,203	289,582,119
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,726,341	51,945,200
Emerging Markets, Class NAV, JHF II (DFA)	17,005,295	208,654,972
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	16,656,112	206,202,663
Equity Income, Class NAV, JHF II (T. Rowe Price)	18,742,626	372,603,411
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	10,891,408	135,924,768
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	5,724,088	287,520,963
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	17,875,976	203,071,090
Global Shareholder Yield, Class NAV, JHF III (Epoch)	13,919,168	155,477,110
International Growth, Class NAV, JHF III (Wellington)	7,864,141	224,678,519
International Growth Stock, Class NAV, JHF II (Invesco)	14,166,445	198,755,230
International Small Cap, Class NAV, JHF II (Franklin Templeton)	5,147,522	118,495,954
International Small Company, Class NAV, JHF II (DFA)	9,163,842	118,305,196
International Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	47,457,834	550,036,295
International Value, Class NAV, JHF II (Templeton)	13,864,186	230,838,692
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	16,148,055	137,581,424
Mid Cap Stock, Class NAV, JHF II (Wellington)	12,831,000	290,108,914
Mid Value, Class NAV, JHF II (T. Rowe Price)	21,689,136	350,713,325
New Opportunities, Class NAV, JHF II (Brandywine/DFA/GW&K)	1,740,434	49,062,836
Small Cap Core, Class NAV, JHIT (JHAM) (B)(C)	4,022,367	49,273,994
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	3,444,560	57,317,479
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	5,604,653	57,559,789
Small Cap Value, Class NAV, JHF II (Wellington)	3,988,424	80,645,923
Small Company Value, Class NAV, JHF II (T. Rowe Price)	1,950,097	54,056,678
Strategic Growth, Class NAV, JHF III (JHAM) (B)(C)	13,409,348	242,306,919
U.S. Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	54,794,786	647,126,425
Value Equity, Class NAV, JHIT (Barrow Hanley)	13,720,266	163,545,576
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares	Value
Fixed income - 37.3%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	12,629,180	$121,997,876
Bond, Class NAV, JHSB (JHAM) (B)(C)	49,263,836	766,545,285
Core Bond, Class NAV, JHF II (Wells Capital)	20,312,249	257,559,315
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	29,513,279	281,261,547
Floating Rate Income, Class NAV, JHF II (WAMCO)	39,654,693	335,478,704
Global Bond, Class NAV, JHF II (PIMCO)	4,670,196	60,992,756
Global Income, Class NAV, JHF II (Stone Harbor)	8,787,484	81,987,222
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	11,262,292	101,473,251
High Yield, Class NAV, JHBT (JHAM) (B)(C)	31,818,972	109,139,075
High Yield, Class NAV, JHF II (WAMCO)	6,977,294	55,329,938
Real Return Bond, Class NAV, JHF II (PIMCO)	40,070,941	439,177,517
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	31,605,027	304,988,508
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	4,590,720	42,693,693
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	32,018,257	341,314,622
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	57,363,802	614,366,319
Total Return, Class NAV, JHF II (PIMCO)	43,660,613	580,686,151
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	7,206,326	79,774,024
Alternative and specialty - 9.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	22,728,367	216,374,058
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	24,240,788	242,407,876
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	7,594,538	150,751,581
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	20,865,387	216,165,404
Global Real Estate, Class NAV, JHF II (Deutsche)	967,687	9,280,119
Health Sciences, Class NAV, JHF II (T. Rowe Price)	18,083,301	78,843,191
Real Estate Equity, Class NAV, JHF II (T. Rowe Price)	938,031	8,864,390
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	11,162,572	59,943,009
Seaport, Class NAV, JHIT (Wellington)	2,613,779	30,084,593
Technical Opportunities, Class NAV, JHF II (Wellington)	8,735,890	112,692,981

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $10,448,750,400)		$12,249,795,581
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.5812% (H)	1,011	1,011
TOTAL SHORT-TERM INVESTMENTS (Cost $1,011)		$1,011

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

Total Investments (Multimanager Lifestyle Balanced Portfolio) (Cost $10,448,751,411) - 100.0%	$12,249,796,592
Other assets and liabilities, net - 0.0%	(2,640,953)
TOTAL NET ASSETS - 100.0%	$12,247,155,639
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 3-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 35.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	923,862	$35,411,626
Capital Appreciation, Class NAV, JHF II (Jennison)	2,076,260	34,694,311
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	13,885,065	159,261,692
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,994,272	42,856,910
Disciplined Value International, Class NAV, JHIT (Boston Partners)	928,697	12,946,032
Emerging Markets, Class NAV, JHF II (DFA)	2,212,035	27,141,667
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	2,160,117	26,742,246
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,768,178	55,031,389
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	3,532,109	44,080,723
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	2,106,484	105,808,675
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	5,485,439	62,314,583
Global Shareholder Yield, Class NAV, JHF III (Epoch)	4,243,951	47,404,927
International Growth, Class NAV, JHF III (Wellington)	1,116,039	31,885,227
International Growth Stock, Class NAV, JHF II (Invesco)	3,183,808	44,668,828
International Small Cap, Class NAV, JHF II (Franklin Templeton)	877,790	20,206,736
International Small Company, Class NAV, JHF II (DFA)	1,538,877	19,866,908
International Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	10,842,813	125,668,199
International Value, Class NAV, JHF II (Templeton)	2,163,142	36,016,307
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	3,240,406	27,608,260
Mid Cap Stock, Class NAV, JHF II (Wellington)	2,350,200	53,138,030
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,760,625	60,809,303
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	706,592	11,757,686
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	1,148,912	11,799,330
Small Cap Value, Class NAV, JHF II (Wellington)	1,492,668	30,181,756
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
Strategic Growth, Class NAV, JHF III (JHAM) (B)(C)	1,942,732	$35,105,163
U.S. Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	10,262,080	121,195,162
Value Equity, Class NAV, JHIT (Barrow Hanley)	2,018,601	24,061,719
Fixed income - 57.0%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	6,844,575	66,118,599
Bond, Class NAV, JHSB (JHAM) (B)(C)	19,791,434	307,954,719
Core Bond, Class NAV, JHF II (Wells Capital)	23,105,588	292,978,857
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	11,723,582	111,725,739
Floating Rate Income, Class NAV, JHF II (WAMCO)	16,716,352	141,420,336
Global Bond, Class NAV, JHF II (PIMCO)	3,937,640	51,425,577
Global Income, Class NAV, JHF II (Stone Harbor)	3,337,426	31,138,187
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	4,320,662	38,929,162
High Yield, Class NAV, JHBT (JHAM) (B)(C)	12,429,097	42,631,803
High Yield, Class NAV, JHF II (WAMCO)	2,725,528	21,613,435
Real Return Bond, Class NAV, JHF II (PIMCO)	16,534,007	181,212,712
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	11,457,512	110,564,990
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,513,934	14,079,588
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	11,418,794	121,724,340
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	20,457,392	219,098,669
Total Return, Class NAV, JHF II (PIMCO)	21,926,021	291,616,079
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	2,815,167	31,163,899
Alternative and specialty - 7.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	8,681,539	82,648,248
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	5,914,328	59,143,278
Enduring Assets, Class NAV, JHIT (Wellington)	1,529,225	18,274,237
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	7,969,937	82,568,549
Global Real Estate, Class NAV, JHF II (Deutsche)	288,405	2,765,800
Real Estate Equity, Class NAV, JHF II (T. Rowe Price)	293,066	2,769,473
Seaport, Class NAV, JHIT (Wellington)	855,002	9,841,072

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,322,364,156)		$3,641,070,743
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.5812% (H)	1,010	1,010
TOTAL SHORT-TERM INVESTMENTS (Cost $1,010)		$1,010

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

Total Investments (Multimanager Lifestyle Moderate Portfolio) (Cost $3,322,365,166) - 100.0%	$3,641,071,753
Other assets and liabilities, net - 0.0%	(901,557)
TOTAL NET ASSETS - 100.0%	$3,640,170,196
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 3-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 15.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	125,520	$4,811,185
Capital Appreciation, Class NAV, JHF II (Jennison)	275,781	4,608,308
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	6,842,894	78,487,996
Disciplined Value, Class NAV, JHF III (Boston Partners)	364,437	7,831,744
Disciplined Value International, Class NAV, JHIT (Boston Partners)	447,555	6,238,914
Emerging Markets, Class NAV, JHF II (DFA)	761,330	9,341,516
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	747,819	9,257,998
Equity Income, Class NAV, JHF II (T. Rowe Price)	511,187	10,162,402
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	1,739,739	21,711,942
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	552,116	27,732,769
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	2,577,593	29,281,461
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,889,438	21,105,018
International Growth, Class NAV, JHF III (Wellington)	442,806	12,650,981
International Growth Stock, Class NAV, JHF II (Invesco)	932,675	13,085,436
International Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	5,224,794	60,555,368
International Value, Class NAV, JHF II (Templeton)	798,329	13,292,180
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	716,598	6,105,417
Mid Cap Stock, Class NAV, JHF II (Wellington)	711,679	16,091,056
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,228,519	19,865,146
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	727,278	7,469,141
Small Cap Value, Class NAV, JHF II (Wellington)	538,300	10,884,429
Strategic Growth, Class NAV, JHF III (JHAM) (B)(C)	257,471	4,652,502
U.S. Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	2,732,278	32,268,200
Value Equity, Class NAV, JHIT (Barrow Hanley)	374,442	4,463,353
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares	Value
Fixed income - 73.8%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	5,395,515	$52,120,676
Bond, Class NAV, JHSB (JHAM) (B)(C)	18,900,533	294,092,287
Core Bond, Class NAV, JHF II (Wells Capital)	21,581,015	273,647,266
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	9,297,497	88,605,149
Floating Rate Income, Class NAV, JHF II (WAMCO)	16,212,727	137,159,674
Global Bond, Class NAV, JHF II (PIMCO)	4,506,483	58,854,664
Global Income, Class NAV, JHF II (Stone Harbor)	2,800,233	26,126,175
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	3,163,045	28,499,037
High Yield, Class NAV, JHBT (JHAM) (B)(C)	8,066,849	27,669,294
High Yield, Class NAV, JHF II (WAMCO)	1,769,483	14,032,002
Real Return Bond, Class NAV, JHF II (PIMCO)	17,770,688	194,766,737
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	11,443,239	110,427,254
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	13,266,143	123,375,127
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	9,704,626	103,451,313
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	17,378,855	186,127,542
Total Return, Class NAV, JHF II (PIMCO)	20,607,364	274,077,947
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	1,826,359	20,217,794
Alternative and specialty - 10.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	9,467,574	90,131,300
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	4,617,630	46,176,296
Enduring Assets, Class NAV, JHIT (Wellington)	3,989,523	47,674,795
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	8,687,003	89,997,351
Global Real Estate, Class NAV, JHF II (Deutsche)	255,913	2,454,209
Real Estate Equity, Class NAV, JHF II (T. Rowe Price)	261,471	2,470,897
Seaport, Class NAV, JHIT (Wellington)	374,871	4,314,764

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,630,303,656)		$2,728,424,012
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.5812% (H)	1,010	1,010
TOTAL SHORT-TERM INVESTMENTS (Cost $1,010)		$1,010

Total Investments (Multimanager Lifestyle Conservative Portfolio) (Cost $2,630,304,666) - 100.0%	$2,728,425,022
Other assets and liabilities, net - 0.0%	(435,392)
TOTAL NET ASSETS - 100.0%	$2,727,989,630
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT III	John Hancock Investment Trust III
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
JHBT	John Hancock Bond Trust
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Small Company Growth Fund.
(E)	Formerly known as Small Cap Growth Fund.
(F)	Non-income producing.
(G)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
(H)	The rate shown is the annualized seven-day yield as of 3-31-18.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset values (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multimanager Lifestyle Aggressive Portfolio
Absolute Return Currency	3,845,473	321,566	(264,533)	3,902,506	—	—	($123,394)	($590,848)	$37,151,856
Blue Chip Growth	4,106,103	—	(401,275)	3,704,828	—	—	1,116,129	7,786,298	142,006,073
Capital Appreciation	9,045,651	—	(787,765)	8,257,886	—	—	832,450	5,784,596	137,989,283
Capital Appreciation Value	15,640,509	—	(422,782)	15,217,727	—	—	(12,726)	760,886	174,547,331
Disciplined Value	7,904,850	—	(11,670)	7,893,180	—	—	3,618	(3,001,159)	169,624,448
Disciplined Value International	2,339,490	—	(6,000)	2,333,490	—	—	2,280	(748,277)	32,528,850
Diversified Real Assets	—	12,969,785	(1,427,618)	11,542,167	—	—	(147,677)	—	115,421,674
Emerging Markets	14,118,221	—	(305,202)	13,813,019	—	—	448,164	2,377,086	169,485,747
Emerging Markets Equity	14,048,386	—	(358,100)	13,690,286	—	—	354,177	3,177,611	169,485,747
Equity Income	10,891,023	99,497	(11,110)	10,979,410	$802,264	—	778	(5,865,752)	218,270,667
Financial Industries	3,756,721	—	(89,021)	3,667,700	—	—	59,262	(257,629)	72,803,842
Fundamental Global Franchise	2,937,509	8,177	(266,408)	2,679,278	—	—	171,577	(265,965)	33,437,385
Fundamental Large Cap Core, Class NAV	3,673,868	44,473	(29,313)	3,689,028	—	—	(98,236)	(2,716,674)	185,299,881
Global Equity	6,225,184	30,723	(1,114)	6,254,793	—	—	(323)	(1,988,356)	71,054,444
Global Focused Strategies	4,786,311	77,975	—	4,864,286	—	—	—	(1,502,146)	46,210,713
Global Real Estate	2,160,135	48,863	(1,877,648)	331,350	—	—	4,795,549	(5,659,365)	3,177,643
Global Shareholder Yield	3,898,740	139,904	(20,620)	4,018,024	252,673	—	(5,869)	(2,377,095)	44,881,330
Greater China Opportunities	683,212	—	(297,867)	385,345	—	—	1,306,585	(556,461)	10,404,311
Health Sciences	13,229,069	—	(526,157)	12,702,912	—	—	(757,430)	1,688,212	55,384,696
International Growth	5,093,219	—	(272,770)	4,820,449	—	—	744,451	3,897,779	137,720,231
International Growth Stock	8,369,711	—	(108,973)	8,260,738	—	—	60,418	(1,225,936)	115,898,157
International Small Cap	3,795,091	—	(163,750)	3,631,341	—	—	1,022,994	776,462	83,593,463
International Small Company	6,585,169	—	(110,075)	6,475,094	—	—	468,228	(980,324)	83,593,463

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Strategic Equity Allocation	30,210,085	321,128	(1,395,032)	29,136,181	—	—	429,923	(2,772,762)	337,688,334
International Value	8,587,823	69,740	(64,319)	8,593,244	—	—	25,084	(4,184,023)	143,077,509
International Value Equity	9,094,914	106,217	(125,550)	9,075,581	—	—	31,962	(1,630,953)	77,323,954
Mid Cap Stock	8,795,055	—	(772,153)	8,022,902	—	—	995,266	8,276,031	181,397,815
Mid Value	13,385,781	113,458	—	13,499,239	—	—	—	(1,614,472)	218,282,699
Natural Resources	5,012,980	66,796	(5,079,776)	—	—	—	(2,139,173)	994,389	—
New Opportunities	1,330,077	—	(15,533)	1,314,544	—	—	(15,263)	(405,898)	37,056,982
Real Estate Equity	2,079,084	173,227	(1,914,464)	337,847	—	—	2,868,615	(4,657,237)	3,192,651
Science & Technology	9,206,860	—	(1,534,574)	7,672,286	—	—	(7,022,798)	10,695,756	41,200,175
Seaport	1,548,162	—	(65,486)	1,482,676	—	—	22,845	334,467	17,065,606
Small Cap Core	3,009,562	—	—	3,009,562	—	—	—	(1,053,347)	36,867,134
Small Cap Growth	1,871,984	404,230	(9,481)	2,266,733	—	$7,037,639	1,740	(8,170,830)	37,718,433
Small Cap Stock	3,879,758	—	(191,715)	3,688,043	—	—	184,012	926,502	37,876,198
Small Cap Value	2,528,648	37,389	—	2,566,037	—	—	—	(2,045,659)	51,885,269
Small Company Value	1,253,623	—	—	1,253,623	—	—	—	(877,536)	34,750,436
Strategic Growth	8,339,794	—	(429,178)	7,910,616	—	—	322,754	4,244,128	142,944,824
Technical Opportunities	8,204,066	—	(918,970)	7,285,096	—	—	652,173	4,926,963	93,977,735
U.S. Strategic Equity Allocation	24,164,352	466,293	(1,782,237)	22,848,408	—	—	1,266,895	(2,467,690)	269,839,700
Value Equity	8,019,069	98,086	(5,170)	8,111,985	—	—	879	(3,445,461)	96,694,864
					$1,054,937	$7,037,639	$7,865,919	($4,414,689)	$4,168,811,553
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	21,149,186	587,460	(355,434)	21,381,212	—	—	($207,437)	($3,766,526)	$203,549,135
Asia Pacific Total Return Bond	7,950,902	—	(389,857)	7,561,045	—	—	(122,318)	(264,994)	73,039,693
Blue Chip Growth	9,932,591	—	(1,092,700)	8,839,891	—	—	2,983,482	18,605,514	338,833,030
Bond	21,811,661	193,297	(964,168)	21,040,790	$3,023,673	—	(433,343)	(7,432,160)	327,394,692
Capital Appreciation	21,999,975	—	(2,279,996)	19,719,979	—	—	2,501,058	13,857,585	329,520,845
Capital Appreciation Value	48,148,635	180,232	(1,510,605)	46,818,262	—	—	84,855	2,340,913	537,005,470
Core Bond	9,267,370	34,114	(391,949)	8,909,535	430,183	—	(232,251)	(2,087,328)	112,972,902
Disciplined Value	19,278,039	—	(143,635)	19,134,404	—	—	153,723	(7,292,619)	411,198,340
Disciplined Value International	5,477,191	17,523	(39,614)	5,455,100	—	—	27,930	(1,757,789)	76,044,091
Diversified Real Assets	—	31,184,649	(1,644,275)	29,540,374	—	—	(113,476)	—	295,403,741
Emerging Markets	27,738,584	—	(559,709)	27,178,875	—	—	3,738,074	1,814,458	333,484,794
Emerging Markets Debt	19,205,787	228,270	(811,833)	18,622,224	2,195,524	—	(448,021)	(4,741,261)	177,469,794
Emerging Markets Equity	27,601,377	—	(688,703)	26,912,674	—	—	656,438	6,330,151	333,178,906
Equity Income	26,546,168	97,940	(51,436)	26,592,672	1,943,124	—	3,601	(14,299,637)	528,662,316
Financial Industries	9,721,292	—	(303,521)	9,417,771	—	—	266,502	(662,279)	186,942,761
Floating Rate Income	19,968,624	221,774	(1,340,541)	18,849,857	1,882,135	—	(223,513)	41,530	159,469,787
Fundamental Global Franchise	10,182,177	49,895	(748,305)	9,483,767	—	—	493,071	(959,015)	118,357,414
Fundamental Large Cap Core, Class NAV	8,138,460	—	(80,828)	8,057,632	—	—	57,674	(6,270,404)	404,734,870
Global Absolute Return Strategies	19,924,399	106,488	(402,234)	19,628,653	—	—	(300,600)	(3,077,555)	203,352,849
Global Bond	3,015,918	—	(220,085)	2,795,833	—	—	128,057	611,507	36,513,583
Global Equity	19,121,647	62,909	(231,897)	18,952,659	—	—	141,318	(6,075,623)	215,302,203
Global Income	4,656,364	57,803	(230,011)	4,484,156	546,182	—	(135,068)	(786,320)	41,837,176
Global Real Estate	6,520,139	—	(5,542,118)	978,021	—	—	21,749,780	(24,377,326)	9,379,220

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Global Shareholder Yield	14,243,604	230,547	—	14,474,151	905,557	—	—	(8,738,601)	161,676,265
Global Short Duration Credit	6,104,801	76,827	(349,553)	5,832,075	698,205	—	(327,702)	(391,936)	52,546,992
Health Sciences	27,020,669	289,508	(1,700,536)	25,609,641	—	—	(719,245)	2,734,294	111,658,033
High Yield	3,736,561	50,979	(179,770)	3,607,770	404,265	—	107,761	(793,455)	28,609,614
High Yield (FKA Focused High Yield)	17,089,734	238,425	(879,892)	16,448,267	826,980	—	(348,161)	(832,787)	56,417,557
International Growth	11,664,145	—	(631,300)	11,032,845	—	—	1,929,852	8,818,474	315,208,394
International Growth Stock	22,345,837	35,399	(339,490)	22,041,746	—	—	502,497	(3,456,065)	309,245,703
International Small Cap	8,734,499	—	(382,121)	8,352,378	—	—	2,505,653	1,754,628	192,271,734
International Small Company	15,155,935	31,080	(293,775)	14,893,240	—	—	1,205,551	(2,305,285)	192,271,734
International Strategic Equity Allocation	77,174,085	272,018	(3,654,597)	73,791,506	—	—	1,388,183	(7,042,057)	855,243,551
International Value	19,713,545	171,085	(260,912)	19,623,718	—	—	548,132	(10,048,520)	326,734,911
International Value Equity	25,842,009	60,698	(396,138)	25,506,569	—	—	154,420	(4,643,790)	217,315,972
Mid Cap Stock	20,766,525	—	(1,947,748)	18,818,777	—	—	2,706,257	19,259,320	425,492,559
Mid Value	31,595,038	275,776	(135,829)	31,734,985	—	—	(15,263)	(3,812,266)	513,154,705
Natural Resources	11,462,991	—	(11,462,991)	—	—	—	(6,730,432)	4,124,828	—
New Opportunities	3,001,738	—	(51,880)	2,949,858	—	—	(10,402)	(894,669)	83,156,506
Real Estate Equity	6,285,370	—	(5,342,565)	942,805	—	—	21,929,421	(27,189,203)	8,909,512
Real Return Bond	20,508,465	—	(960,434)	19,548,031	—	—	(405,694)	(2,114,470)	214,246,425
Science & Technology	20,220,287	—	(3,095,337)	17,124,950	—	—	(14,201,673)	22,217,321	91,960,980
Seaport	2,680,401	1,386	(116,597)	2,565,190	—	—	45,815	578,473	29,525,342
Short Duration Credit Opportunities	13,296,613	118,290	(800,536)	12,614,367	1,149,412	—	(254,136)	(500,352)	121,728,646
Short Term Government Income	3,582,564	7,672	(186,639)	3,403,597	71,278	—	(24,208)	(224,573)	31,653,456
Small Cap Core	6,792,029	50,754	(37,622)	6,805,161	—	—	(47,990)	(2,323,386)	83,363,223
Small Cap Growth	3,675,383	810,524	(119,884)	4,366,023	—	$13,593,859	(9,897)	(15,722,303)	72,650,626
Small Cap Stock	7,577,929	—	(473,960)	7,103,969	—	—	496,666	1,705,137	72,957,757
Small Cap Value	5,011,759	72,028	(17,321)	5,066,466	—	—	(12,645)	(4,058,852)	102,443,933
Small Company Value	2,476,134	32,344	(28,904)	2,479,574	—	—	(87,738)	(1,637,271)	68,733,794
Spectrum Income	15,239,913	117,435	(779,599)	14,577,749	1,257,268	—	(9,792)	(1,966,240)	155,398,804
Strategic Growth	20,270,123	—	(1,415,484)	18,854,639	—	—	1,331,818	10,162,817	340,703,323
Strategic Income Opportunities	27,073,915	211,779	(1,166,844)	26,118,850	2,282,405	—	(106,674)	(3,368,218)	279,732,879
Technical Opportunities	19,981,278	—	(2,451,997)	17,529,281	—	—	1,710,576	11,867,218	226,127,731
Total Return	19,695,752	—	(860,452)	18,835,300	—	—	(482,628)	(3,290,156)	250,509,487
U.S. High Yield Bond	3,874,447	44,725	(193,025)	3,726,147	495,108	—	62,051	(884,768)	41,248,449
U.S. Strategic Equity Allocation	65,244,858	394,982	(4,548,160)	61,091,680	—	—	3,070,645	(5,830,773)	721,492,746
Value Equity	19,506,978	29,756	(66,790)	19,469,944	—	—	32,778	(8,382,253)	232,081,729
					18,111,299	13,593,859	$46,703,332	($77,478,917)	$12,440,120,684
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	22,579,206	632,759	(483,598)	22,728,367	—	—	($156,651)	($4,092,945)	$216,374,058
Asia Pacific Total Return Bond	13,156,461	124,962	(652,243)	12,629,180	—	—	(166,292)	(478,547)	121,997,876
Blue Chip Growth	7,131,211	15,173	(857,317)	6,289,067	—	—	2,298,736	13,249,689	241,059,945
Bond	50,421,630	1,162,410	(2,320,204)	49,263,836	$7,020,102	—	(722,266)	(17,466,199)	766,545,285
Capital Appreciation	15,765,701	25,012	(1,747,668)	14,043,045	—	—	1,880,128	9,879,193	234,659,274

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Capital Appreciation Value	48,650,627	484,072	(1,836,365)	47,298,334	—	—	330,930	2,364,917	542,511,893
Core Bond	20,858,793	320,366	(866,910)	20,312,249	977,773	—	(288,521)	(4,930,491)	257,559,315
Disciplined Value	13,729,513	47,708	(302,018)	13,475,203	—	—	320,576	(5,184,926)	289,582,119
Disciplined Value International	3,762,313	25,726	(61,698)	3,726,341	—	—	61,115	(1,229,143)	51,945,200
Diversified Real Assets	—	25,219,436	(978,648)	24,240,788	—	—	(655)	84,745	242,407,876
Emerging Markets	17,282,402	1,920	(279,027)	17,005,295	—	—	419,130	3,039,680	208,654,972
Emerging Markets Debt	30,054,964	868,227	(1,409,912)	29,513,279	3,450,649	—	(461,854)	(7,673,631)	281,261,547
Emerging Markets Equity	17,130,542	80,866	(555,296)	16,656,112	—	—	348,517	4,018,857	206,202,663
Equity Income	18,901,942	70,665	(229,981)	18,742,626	1,369,522	—	118,893	(10,065,325)	372,603,411
Financial Industries	7,915,697	11,087	(332,246)	7,594,538	—	—	289,911	(534,829)	150,751,581
Floating Rate Income	41,477,026	850,918	(2,673,251)	39,654,693	3,925,463	—	(1,478,443)	1,090,655	335,478,704
Fundamental Global Franchise	11,440,707	108,930	(658,229)	10,891,408	—	—	411,603	(1,111,950)	135,924,768
Fundamental Large Cap Core, Class NAV	5,818,771	21,545	(116,228)	5,724,088	—	—	92,960	(4,429,327)	287,520,963
Global Absolute Return Strategies	21,230,880	106,926	(472,419)	20,865,387	—	—	(201,471)	(3,378,989)	216,165,404
Global Bond	4,986,309	44,449	(360,562)	4,670,196	—	—	655,906	567,831	60,992,756
Global Equity	18,143,820	137,252	(405,096)	17,875,976	—	—	204,171	(5,741,333)	203,071,090
Global Income	9,009,472	239,061	(461,049)	8,787,484	1,061,389	—	(200,652)	(1,590,200)	81,987,222
Global Real Estate	6,451,490	—	(5,483,803)	967,687	—	—	26,944,166	(29,543,947)	9,280,119
Global Shareholder Yield	13,749,888	292,888	(123,608)	13,919,168	870,835	—	122,303	(8,526,171)	155,477,110
Global Short Duration Credit	11,638,753	303,382	(679,843)	11,262,292	1,337,118	—	(542,863)	(836,233)	101,473,251
Health Sciences	19,309,458	404,288	(1,630,445)	18,083,301	—	—	(587,843)	2,074,892	78,843,191
High Yield	7,134,764	231,564	(389,034)	6,977,294	779,083	—	348,545	(1,668,332)	55,329,938
High Yield (FKA Focused High Yield)	32,652,706	895,883	(1,729,617)	31,818,972	1,587,010	—	(509,555)	(1,756,131)	109,139,075
International Growth	8,402,092	151,096	(689,047)	7,864,141	—	—	1,662,180	6,131,663	224,678,519
International Growth Stock	14,424,556	46,970	(305,081)	14,166,445	—	—	607,894	(2,444,266)	198,755,230
International Small Cap	5,383,874	65,111	(301,463)	5,147,522	—	—	1,585,514	1,062,152	118,495,954
International Small Company	9,341,995	58,896	(237,049)	9,163,842	—	—	1,106,964	(1,745,796)	118,305,196
International Strategic Equity Allocation	50,497,566	147,152	(3,186,884)	47,457,834	—	—	1,992,373	(5,330,472)	550,036,295
International Value	13,999,175	156,682	(291,671)	13,864,186	—	—	890,909	(7,549,263)	230,838,692
International Value Equity	16,444,625	80,764	(377,334)	16,148,055	—	—	147,904	(2,966,310)	137,581,424
Mid Cap Stock	14,331,459	81,395	(1,581,854)	12,831,000	—	—	2,677,905	12,502,995	290,108,914
Mid Value	21,645,878	174,979	(131,721)	21,689,136	—	—	—	(2,602,308)	350,713,325
Natural Resources	7,712,763	—	(7,712,763)	—	—	—	(4,940,330)	3,212,901	—
New Opportunities	1,796,687	7,615	(63,868)	1,740,434	—	—	(7,238)	(505,701)	49,062,836
Real Estate Equity	6,253,538	—	(5,315,507)	938,031	—	—	23,709,643	(28,942,788)	8,864,390
Real Return Bond	41,506,973	477,158	(1,913,190)	40,070,941	—	—	(817,117)	(4,244,061)	439,177,517
Science & Technology	14,364,280	16,833	(3,218,541)	11,162,572	—	—	(14,638,562)	20,425,982	59,943,009
Seaport	2,731,451	15,561	(133,233)	2,613,779	—	—	53,477	589,402	30,084,593
Short Duration Credit Opportunities	32,891,153	669,876	(1,956,002)	31,605,027	2,855,886	—	(675,239)	(1,213,540)	304,988,508
Short Term Government Income	4,771,850	44,525	(225,655)	4,590,720	95,847	—	(25,459)	(307,124)	42,693,693
Small Cap Core	4,065,360	37,551	(80,544)	4,022,367	—	—	(93,474)	(1,305,831)	49,273,994

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Small Cap Growth	2,930,822	672,355	(158,617)	3,444,560	—	$10,727,079	(975)	(12,401,707)	57,317,479
Small Cap Stock	6,053,241	26,937	(475,525)	5,604,653	—	—	550,599	1,224,791	57,559,789
Small Cap Value	3,958,059	65,624	(35,259)	3,988,424	—	—	(21,479)	(3,182,698)	80,645,923
Small Company Value	1,961,489	39,930	(51,322)	1,950,097	—	—	(96,232)	(1,256,000)	54,056,678
Spectrum Income	33,124,822	654,514	(1,761,079)	32,018,257	2,742,652	—	295,135	(4,602,001)	341,314,622
Strategic Growth	14,503,787	24,583	(1,119,022)	13,409,348	—	—	1,032,343	7,238,287	242,306,919
Strategic Income Opportunities	59,350,364	903,098	(2,889,660)	57,363,802	4,996,301	—	(437,992)	(7,166,208)	614,366,319
Technical Opportunities	10,198,270	52,512	(1,514,892)	8,735,890	—	—	1,471,656	5,505,690	112,692,981
Total Return	45,076,826	544,125	(1,960,338)	43,660,613	—	—	(777,718)	(7,838,588)	580,686,151
U.S. High Yield Bond	7,399,046	121,942	(314,662)	7,206,326	954,165	—	97,151	(1,679,719)	79,774,024
U.S. Strategic Equity Allocation	58,919,304	33,350	(4,157,868)	54,794,786	—	—	2,418,123	(4,708,773)	647,126,425
Value Equity	13,891,024	79,688	(250,446)	13,720,266	—	—	143,997	(5,932,528)	163,545,576
					$34,023,795	$10,727,079	$47,442,476	($123,900,009)	$12,249,795,581
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	8,610,712	292,770	(221,943)	8,681,539	—	—	($88,955)	($1,567,969)	$82,648,248
Asia Pacific Total Return Bond	7,052,190	—	(207,615)	6,844,575	—	—	(67,442)	(282,021)	66,118,599
Blue Chip Growth	1,061,300	—	(137,438)	923,862	—	—	375,472	1,949,120	35,411,626
Bond	20,033,802	220,197	(462,565)	19,791,434	$2,804,194	—	(206,116)	(7,034,653)	307,954,719
Capital Appreciation	2,357,816	684	(282,240)	2,076,260	—	—	310,917	1,463,591	34,694,311
Capital Appreciation Value	14,530,233	—	(645,168)	13,885,065	—	—	190,727	694,253	159,261,692
Core Bond	23,466,987	163,914	(525,313)	23,105,588	1,107,907	—	(214,748)	(5,667,226)	292,978,857
Disciplined Value	2,082,811	11,438	(99,977)	1,994,272	—	—	175,995	(837,540)	42,856,910
Disciplined Value International	960,298	685	(32,286)	928,697	—	—	38,922	(321,089)	12,946,032
Diversified Real Assets	—	6,011,815	(97,487)	5,914,328	—	—	248	74,131	59,143,278
Emerging Markets	2,347,860	—	(135,825)	2,212,035	—	—	440,218	84,396	27,141,667
Emerging Markets Debt	11,807,195	141,638	(225,251)	11,723,582	1,361,520	—	(88,356)	(3,111,745)	111,725,739
Emerging Markets Equity	2,336,246	—	(176,129)	2,160,117	—	—	673,168	(13,651)	26,742,246
Enduring Assets	1,573,273	12,856	(56,904)	1,529,225	30,849	—	42,490	(132,918)	18,274,237
Equity Income	2,867,975	10,420	(110,217)	2,768,178	202,271	—	75,942	(1,481,113)	55,031,389
Floating Rate Income	17,292,111	193,871	(769,630)	16,716,352	1,644,434	—	(628,721)	461,900	141,420,336
Fundamental Global Franchise	3,716,765	21,099	(205,755)	3,532,109	—	—	122,277	(353,403)	44,080,723
Fundamental Large Cap Core, Class NAV	2,225,635	239	(119,390)	2,106,484	—	—	213,740	(1,621,428)	105,808,675
Global Absolute Return Strategies	8,128,770	—	(158,833)	7,969,937	—	—	(51,510)	(1,308,828)	82,568,549
Global Bond	4,157,666	3,774	(223,800)	3,937,640	—	—	288,561	735,780	51,425,577
Global Equity	5,717,496	5,330	(237,387)	5,485,439	—	—	117,728	(1,763,048)	62,314,583
Global Income	3,383,919	42,432	(88,925)	3,337,426	400,677	—	(53,918)	(621,840)	31,138,187
Global Real Estate	1,921,135	1,688	(1,634,418)	288,405	—	—	8,175,165	(8,950,006)	2,765,800
Global Shareholder Yield	4,257,533	49,834	(63,416)	4,243,951	265,517	—	124,849	(2,673,174)	47,404,927
Global Short Duration Credit	4,415,947	56,969	(152,254)	4,320,662	509,881	—	(155,778)	(371,042)	38,929,162
High Yield	2,756,686	38,327	(69,485)	2,725,528	303,934	—	(8,790)	(505,704)	21,613,435
High Yield (FKA Focused High Yield)	12,614,941	177,682	(363,526)	12,429,097	616,158	—	(144,633)	(735,722)	42,631,803
International Growth	1,215,252	—	(99,213)	1,116,039	—	—	665,965	480,287	31,885,227

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Growth Stock	3,317,696	33	(133,921)	3,183,808	—	—	367,771	(741,923)	44,668,828
International Small Cap	928,179	—	(50,389)	877,790	—	—	348,098	119,510	20,206,736
International Small Company	1,610,559	—	(71,682)	1,538,877	—	—	339,447	(427,040)	19,866,908
International Strategic Equity Allocation	11,724,189	65,881	(947,257)	10,842,813	—	—	1,204,382	(1,849,377)	125,668,199
International Value	2,219,281	14,230	(70,369)	2,163,142	—	—	467,155	(1,485,359)	36,016,307
International Value Equity	3,322,902	53,059	(135,555)	3,240,406	—	—	134,411	(670,197)	27,608,260
Mid Cap Stock	2,623,191	—	(272,991)	2,350,200	—	—	805,936	1,982,913	53,138,030
Mid Value	3,882,073	—	(121,448)	3,760,625	—	—	41,249	(444,730)	60,809,303
Natural Resources	1,351,011	22,399	(1,373,410)	—	—	—	(2,391,893)	2,098,141	—
Real Estate Equity	1,866,461	87,312	(1,660,707)	293,066	—	—	8,120,327	(9,699,739)	2,769,473
Real Return Bond	16,938,247	74,676	(478,916)	16,534,007	—	—	(276,961)	(1,785,747)	181,212,712
Seaport	910,496	—	(55,494)	855,002	—	—	33,098	185,931	9,841,072
Short Duration Credit Opportunities	11,792,828	105,973	(441,289)	11,457,512	1,029,146	—	(159,495)	(528,092)	110,564,990
Short Term Government Income	1,556,216	6,017	(48,299)	1,513,934	31,485	—	(6,248)	(102,323)	14,079,588
Small Cap Growth	614,812	126,580	(34,800)	706,592	—	$2,192,945	15,566	(2,546,134)	11,757,686
Small Cap Stock	1,264,522	—	(115,610)	1,148,912	—	—	144,089	234,321	11,799,330
Small Cap Value	1,512,639	9,247	(29,218)	1,492,668	—	—	(14,893)	(1,182,403)	30,181,756
Spectrum Income	11,683,570	90,814	(355,590)	11,418,794	972,022	—	157,415	(1,680,176)	121,724,340
Strategic Growth	2,153,490	4,025	(214,783)	1,942,732	—	—	214,493	1,054,939	35,105,163
Strategic Income Opportunities	20,932,930	164,239	(639,777)	20,457,392	1,770,339	—	(90,191)	(2,613,078)	219,098,669
Total Return	22,388,195	54,454	(516,628)	21,926,021	—	—	(243,847)	(4,035,112)	291,616,079
U.S. High Yield Bond	2,858,758	33,627	(77,218)	2,815,167	372,259	—	(17,109)	(599,584)	31,163,899
U.S. Strategic Equity Allocation	11,619,667	20,801	(1,378,388)	10,262,080	—	—	1,487,974	(1,648,017)	121,195,162
Value Equity	2,107,671	3,960	(93,030)	2,018,601	—	—	83,270	(904,025)	24,061,719
					$13,422,593	$2,192,945	$21,087,461	($60,677,963)	$3,641,070,743
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	9,558,944	75,115	(166,485)	9,467,574	—	—	($68,536)	($1,733,667)	$90,131,300
Asia Pacific Total Return Bond	5,626,197	—	(230,682)	5,395,515	—	—	(61,770)	(202,878)	52,120,676
Blue Chip Growth	147,380	1,163	(23,023)	125,520	—	—	102,923	218,928	4,811,185
Bond	19,362,647	171,449	(633,563)	18,900,533	$2,681,819	—	(157,096)	(6,777,442)	294,092,287
Capital Appreciation	320,209	3,800	(48,228)	275,781	—	—	19,431	224,097	4,608,308
Capital Appreciation Value	7,310,168	—	(467,274)	6,842,894	—	—	126,965	342,145	78,487,996
Core Bond	22,182,820	81,825	(683,630)	21,581,015	1,031,814	—	(185,141)	(5,338,766)	273,647,266
Disciplined Value	391,673	6,977	(34,213)	364,437	—	—	77,082	(185,342)	7,831,744
Disciplined Value International	473,860	3,224	(29,529)	447,555	—	—	35,207	(164,394)	6,238,914
Diversified Real Assets	—	4,676,319	(58,689)	4,617,630	—	—	299	53,828	46,176,296
Emerging Markets	832,610	—	(71,280)	761,330	—	—	240,356	(48,743)	9,341,516
Emerging Markets Debt	9,476,698	111,849	(291,050)	9,297,497	1,075,592	—	(48,771)	(2,460,777)	88,605,149
Emerging Markets Equity	828,491	9,100	(89,772)	747,819	—	—	328,902	(84,073)	9,257,998
Enduring Assets	4,158,947	24,340	(193,764)	3,989,523	79,673	—	281,370	(490,767)	47,674,795
Equity Income	540,022	9,426	(38,261)	511,187	37,352	—	32,849	(279,024)	10,162,402
Floating Rate Income	16,973,335	187,421	(948,029)	16,212,727	1,590,353	—	(762,448)	615,887	137,159,674

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Fundamental Global Franchise	1,859,424	31,959	(151,644)	1,739,739	—	—	75,412	(175,942)	21,711,942
Fundamental Large Cap Core, Class NAV	599,943	10,450	(58,277)	552,116	—	—	146,631	(454,607)	27,732,769
Global Absolute Return Strategies	9,010,858	—	(323,855)	8,687,003	—	—	(67,069)	(1,382,872)	89,997,351
Global Bond	4,825,807	—	(319,324)	4,506,483	—	—	404,223	777,174	58,854,664
Global Equity	2,727,712	35,635	(185,754)	2,577,593	—	—	78,399	(823,817)	29,281,461
Global Income	2,873,473	35,385	(108,625)	2,800,233	334,276	—	(44,378)	(511,215)	26,126,175
Global Real Estate	1,742,680	5,807	(1,492,574)	255,913	—	—	6,473,931	(7,155,069)	2,454,209
Global Shareholder Yield	1,938,591	36,832	(85,985)	1,889,438	118,210	—	438,466	(1,552,043)	21,105,018
Global Short Duration Credit	3,271,776	40,946	(149,677)	3,163,045	372,088	—	(144,192)	(235,331)	28,499,037
High Yield	1,811,924	24,791	(67,232)	1,769,483	196,592	—	48,001	(376,875)	14,032,002
High Yield (FKA Focused High Yield)	8,291,495	114,766	(339,412)	8,066,849	398,164	—	10,541	(571,978)	27,669,294
International Growth	491,014	—	(48,208)	442,806	—	—	138,145	322,344	12,650,981
International Growth Stock	997,976	1,541	(66,842)	932,675	—	—	267,567	(367,221)	13,085,436
International Strategic Equity Allocation	5,899,784	44,043	(719,033)	5,224,794	—	—	929,548	(1,150,283)	60,555,368
International Value	838,804	14,389	(54,864)	798,329	—	—	304,279	(659,418)	13,292,180
International Value Equity	760,169	7,660	(51,231)	716,598	—	—	63,854	(176,628)	6,105,417
Mid Cap Stock	813,970	—	(102,291)	711,679	—	—	266,189	595,545	16,091,056
Mid Value	1,298,441	5,677	(75,599)	1,228,519	—	—	19,712	(128,919)	19,865,146
Natural Resources	714,884	22,849	(737,733)	—	—	—	(1,271,472)	1,136,573	—
Real Estate Equity	1,692,875	55,015	(1,486,419)	261,471	—	—	5,118,848	(6,528,251)	2,470,897
Real Return Bond	18,424,647	—	(653,959)	17,770,688	—	—	(857,360)	(1,378,739)	194,766,737
Seaport	407,861	—	(32,990)	374,871	—	—	27,232	71,397	4,314,764
Short Duration Credit Opportunities	11,920,136	105,537	(582,434)	11,443,239	1,025,276	—	(175,388)	(499,879)	110,427,254
Short Term Government Income	13,801,052	29,612	(564,521)	13,266,143	275,100	—	(413,162)	(542,386)	123,375,127
Small Cap Growth	821,467	3,275	(97,464)	727,278	—	—	117,054	133,049	7,469,141
Small Cap Value	561,138	6,211	(29,049)	538,300	—	—	(15,874)	(404,081)	10,884,429
Spectrum Income	10,049,367	76,831	(421,572)	9,704,626	822,697	—	225,407	(1,487,547)	103,451,313
Strategic Growth	292,460	3,369	(38,358)	257,471	—	—	34,880	140,658	4,652,502
Strategic Income Opportunities	18,005,531	138,929	(765,605)	17,378,855	1,498,105	—	98,990	(2,341,152)	186,127,542
Total Return	21,295,424	—	(688,060)	20,607,364	—	—	(236,203)	(3,814,755)	274,077,947
U.S. High Yield Bond	1,878,739	21,737	(74,117)	1,826,359	240,628	—	31,256	(426,785)	20,217,794
U.S. Strategic Equity Allocation	3,491,411	141,799	(900,932)	2,732,278	—	—	1,580,357	(1,453,922)	32,268,200
Value Equity	396,738	8,162	(30,458)	374,442	—	—	39,278	(184,280)	4,463,353
					$11,777,739	—	$13,674,724	($47,918,243)	$2,728,424,012

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LSQ1	03/18
This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios.		5/18

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: May 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: May 10, 2018

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 10, 2018